Annual Total Returns - Franklin Mutual Beacon Fund [BarChart] - Franklin Mutual Series Funds-29 - Franklin Mutual Beacon Fund - Class A	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	10.82%
Annual Return 2011	(2.50%)
Annual Return 2012	16.10%
Annual Return 2013	28.70%
Annual Return 2014	6.48%
Annual Return 2015	(4.33%)
Annual Return 2016	15.80%
Annual Return 2017	14.09%
Annual Return 2018	(8.49%)
Annual Return 2019	24.69%